Consolidated Statements of Changes in Stockholders' Deficit (Ensysce Biosciences, Inc.) - USD ($)	Common Stock [Member] Ensysce Biosciences, Inc [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Ensysce Biosciences, Inc [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Ensysce Biosciences, Inc [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member] Ensysce Biosciences, Inc [Member]	Ensysce Biosciences, Inc [Member]	Total
Balance on December 31, 2019 at Dec. 31, 2018	$ 5,987		$ 43,287,315		$ (45,913,206)			$ (2,619,904)	$ 5,000,001
Balance, shares at Dec. 31, 2018	239,465,160	6,039,072
Issuance of common stock warrants			10,500					10,500
Stock-based compensation			6,035,433					6,035,433
Net income (loss)					(10,102,280)			(10,102,280)	365,954
Balance on December 31, 2020 at Dec. 31, 2019	$ 5,987		49,333,248		(56,015,486)			(6,676,251)	5,000,001
Balance, shares at Dec. 31, 2019	239,465,160	6,375,178
Issuance of common stock warrants				$ 1,000,000					1,000,000
Stock-based compensation			178,679					178,679
Contribution from noncontrolling interest							20	20
Net income (loss)					56,770		(217,645)	(160,875)	2,404,519
Balance on December 31, 2020 at Dec. 31, 2020	$ 5,987		$ 49,511,927		$ (55,958,716)		$ (217,625)	$ (6,658,427)	$ 5,000,007
Balance, shares at Dec. 31, 2020	239,465,160	6,219,174